Document and Entity Information	Jun. 16, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001835632
Document Type	8-K/A
Document Period End Date	Jun. 16, 2023
Entity Registrant Name	MARVELL TECHNOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40357
Entity Tax Identification Number	85-3971597
Entity Address, Address Line One	1000 N. West Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	295-4840
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MRVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A amends the current report on Form 8-K dated June 16, 2023 filed by Marvell Technology, Inc. (the “Company”) with the Securities and Exchange Commission reporting the final voting results of the Company’s 2023 Annual Meeting of Stockholders.